Michael J. Cuggino, President

May 30, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A for

Permanent Portfolio Family of Funds, Inc. (File Nos. 002-75661 and 811-03379)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Permanent Portfolio Family of Funds, Inc., a Maryland corporation (“Fund”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(b) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-1A (“Post-Effective Amendment”). The Post-Effective Amendment includes a conformed signature page, the manually signed original of which is maintained at the offices of the Fund.

The Fund is filing the Post-Effective Amendment to respond to comments provided by telephone on May 8, 2012 from the staff of the Securities and Exchange Commission (“SEC”) on Post-Effective Amendment No. 42 to the Fund’s Registration Statement filed with the SEC on March 30, 2012, to include exhibits and other information not included in Post-Effective Amendment No. 42 and to make other clarifying, updating and stylistic changes permitted under Rule 485(b). A copy of the Fund’s letter responding to the SEC staff comments of May 8, 2012 is also being filed herewith.

Please contact Yoon Y. Choo at K&L Gates LLP, counsel to the Fund, at (202) 778-9340 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Respectfully submitted,

/s/ Michael J. Cuggino
Michael J. Cuggino

cc:	Chad Eskildsen, Office of Disclosure and Review, Securities and Exchange Commission

Donald W. Smith, K&L Gates LLP

R. Darrell Mounts, K&L Gates LLP

Yoon Y. Choo, K&L Gates LLP

Permanent Portfolio Family of Funds, Inc. — 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(415) 398-8000 — www.permanentportfoliofunds.com — Distributed by Quasar Distributors, LLC